Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Finance Cost [abstract]
Average principal outstanding during period	$ 0	$ 708,450	$ 39,011	$ 746,461
Average effective interest rate during period	0.00%	1.97%	1.17%	2.53%
Total interest expense incurred during period	$ 0	$ 3,487	$ 229	$ 9,432
Costs related to undrawn credit facilities	1,325	1,121	2,636	2,259
Interest expense - lease liabilities	32	28	65	62
Total finance costs	$ 1,357	$ 4,636	$ 2,930	$ 11,753